Long-term Investment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010 Spright Co., Ltd. (Spright)	Dec. 31, 2010 Spright Co., Ltd. (Spright)	Dec. 31, 2010 Vastview Technology, Corp. (Vastview)	Mar. 31, 2010 Vastview Technology, Corp. (Vastview)	Sep. 30, 2009 Vastview Technology, Corp. (Vastview)	Feb. 28, 2007 Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Recognized an impairment loss				$ 130		$ 27	$ 73
Cost method investment capital return					96			808
Invested in common stock									3,360
Reduction of investment's share capital								70.00%
Cost method investment impairments other than temporary			$ 230